COMMITMENTS, CONTINGENCIES, AND GUARANTEES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 25, 2021	Dec. 26, 2020
Long-term commitment
Outstanding purchase commitments on capital projects	$ 52.7
Surety Bonds and Letters of Credit
Outstanding letters of credit	54.2	$ 41.0
Open Projects
Surety Bonds and Letters of Credit
Payment and performance bonds outstanding	31.5
Completed Projects
Surety Bonds and Letters of Credit
Payment and performance bonds outstanding	10.7
Insurance Contracts
Surety Bonds and Letters of Credit
Outstanding letters of credit	47.1
Revenue Bonds
Surety Bonds and Letters of Credit
Outstanding letters of credit	$ 7.1